Long-term deposits (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)
Long-term deposits
Construction deposit	$ 928,955		$ 882,075
Deposit for acquisition of land use rights	309,600		293,976
Long-term deposits	1,238,555		$ 1,176,051
Payment of construction deposit	928,955	¥ 6
Payment of deposit for acquisition of land use rightsh	$ 309,600	¥ 2